SHARE-BASED COMPENSATION - Restricted Stock, Restricted Share Units, and Deferred Stock Units, Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			4 Months Ended
	Sep. 07, 2012 Predecessor [Member] Restricted Stock [Member]	Dec. 30, 2011 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock [Member]	Sep. 07, 2012 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 30, 2011 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Sep. 07, 2012 Predecessor [Member] Deferred Stock Units (DSUs) [Member]	Dec. 30, 2011 Predecessor [Member] Deferred Stock Units (DSUs) [Member]	Dec. 31, 2010 Predecessor [Member] Deferred Stock Units (DSUs) [Member]	Sep. 07, 2012 Merger Agreement [Member] Restricted Stock [Member]	Dec. 28, 2012 Merger Agreement [Member] Restricted Stock Units (RSUs) [Member]	Dec. 28, 2012 Merger Agreement [Member] Deferred Stock Units (DSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	2,300			630,269			124,019			0	0	0
Granted (in shares)	0			195,342			25,616
Vested (in shares)	2,300			242,736			10,603	0	0
Forfeited (in shares)	0			7,941			0
Outstanding, ending balance (in shares)	0	2,300		574,934	630,269		139,032	124,019		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-Average Grant Date Fair Value, Outstanding, beginning balance (in dollars per share)	$ 22.27			$ 14.69			$ 19.05
Weighted-Average Grant Date Fair Value, Granted (in dollars per share)	$ 0.00			$ 20.60			$ 18.61
Weighted-Average Grant Date Fair Value, Vested (in dollars per share)	$ 22.27			$ 10.99			$ 19.10
Weighted-Average Grant Date Fair Value, Forfeited (in dollars per share)	$ 0.00			$ 20.59			$ 0.00
Weighted-Average Grant Date Fair Value, Outstanding, ending balance (in dollars per share)	$ 0.00	$ 22.27		$ 18.18	$ 14.69		$ 18.97	$ 19.05
Share-based Compensation [Abstract]
Vested in period, fair value (less than, amount)	$ 0.1	$ 3.8	$ 0.1	$ 4.7	$ 1.8	$ 0.3	$ 0.2				$ 14.7	$ 3.5